Aug. 21, 2017

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan International Equity Fund

JPMorgan International Equity Income Fund

JPMorgan International Unconstrained Equity Fund

JPMorgan International Value Fund

JPMorgan Intrepid European Fund

JPMorgan Intrepid International Fund

(All Shares Classes, except Class L Shares)

(each, a series of JPMorgan Trust I)

Supplement dated August 21. 2017

to the Summary Prospectuses and Prospectuses dated

March 1, 2017, as supplemented

Expense Cap Reductions. Effective November 1, 2017 (the “Effective Date”), the Funds’ adviser and/or its affiliates have contractually agreed to waive fees and/or expenses as set forth below. In connection with these changes, as of the Effective Date, the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus will hereby be replaced by the following:

JPMORGAN EMERGING ECONOMIES FUND

For the Class A, Class C and Class I Shares:

The tables below replace the corresponding tables on page 6 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees[1]	0.85%	0.85%	0.85%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.42	0.52	0.45
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[2]	0.17	0.27	0.20

Total Annual Fund Operating Expenses[1]	1.52	2.12	1.30
Fee Waivers and Expense Reimbursements[3]	(0.38)	(0.48)	(0.41)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[3]	1.14	1.64	0.89

1	As of May 20, 2016, the Fund’s advisory fee was reduced, therefore, the Management Fees and Total Annual Fund Operating Expenses have been restated to effect the current fee.

2	“Remainder of Other Expense” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Shareholder Service Fees” effective 4/3/17.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.14%, 1.64% and 0.89% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	635	908	1,240	2,179
CLASS C SHARES ($)	267	569	1,048	2,373
CLASS I SHARES ($)	91	329	632	1,494

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	635	908	1,240	2,179
CLASS C SHARES ($)	167	569	1,048	2,373
CLASS I SHARES ($)	91	329	632	1,494

For the Class R5 and Class R6 Shares:

The tables below replace the corresponding tables on page 1 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R5		Class R6
Management Fees[1]	0.85%		0.85%
Distribution (Rule 12b-1) Fees	NONE		NONE
Other Expenses	0.29		1.07
Shareholder Service Fees	0.05	*	NONE
Remainder of Other Expenses	0.24	[2]	0.17

Total Annual Fund Operating Expenses[1]	1.14		1.02
Fee Waivers and Expense Reimbursements[3]	(0.35)		(0.33)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[3]	0.79		0.69

*	Effective 4/3/17, the “Shareholder Service Fees” for Class R5 Shares increased to 0.10%.

1	As of May 20, 2016, the Fund’s advisory fee was reduced, therefore, the Management Fees and Total Annual Fund Operating Expenses have been restated to effect the current fee.

2	“Remainder of Other Expense” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Shareholder Service Fees” effective 4/3/17.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.79% and 0.69% of the average daily net assets of Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	81	271	558	1,322
CLASS R6 SHARES ($)	70	257	497	1,186

JPMORGAN EMERGING MARKETS EQUITY FUND

For the Class A, Class C and Class I Shares:

The tables below replace the corresponding tables on pages 11-12 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees[1]	0.85%	0.85%	0.85%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.44	0.45	0.42
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[2]	0.19	0.20	0.17
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses[1]	1.55	2.06	1.28
Fee Waivers and Expense Reimbursements[3]	(0.31)	(0.32)	(0.29)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[3]	1.24	1.74	0.99

1	As of May 20, 2016, the Fund’s advisory fee was reduced, therefore, the Management Fees and Total Annual Fund Operating Expenses have been restated to effect the current fee.

2	“Remainder of Other Expense” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Shareholder Service Fees” effective 4/3/17.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.24%, 1.74% and 0.99% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	645	930	1,268	2,222
CLASS C SHARES ($)	277	582	1,048	2,337
CLASS I SHARES ($)	101	347	645	1,493

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	645	930	1,268	2,222
CLASS C SHARES ($)	177	582	1,048	2,337
CLASS I SHARES ($)	101	347	645	1,493

For the Class R5 and Class R6 Shares:

The tables below replace the corresponding tables on page 6 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R5		Class R6
Management Fees[1]	0.85%		0.85%
Distribution (Rule 12b-1) Fees	NONE		NONE
Other Expenses	0.21		0.16
Shareholder Service Fees	0.05	*	NONE
Remainder of Other Expenses	0.16	[2]	0.16

Acquired Fund Fees and Expenses	0.01		0.01
Total Annual Fund Operating Expenses[1]	1.07		1.02
Fee Waivers and Expense Reimbursements[3]	(0.18)		(0.23)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[3]	0.89		0.79

*	Effective 4/3/17, the “Shareholder Service Fees” for Class R5 Shares increased to 0.10%.

1	As of May 20, 2016, the Fund’s advisory fee was reduced, therefore, the Management Fees and Total Annual Fund Operating Expenses have been restated to effect the current fee.

2	“Remainder of Other Expense” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Shareholder Service Fees” effective 4/3/17.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.89% and 0.79% of the average daily net assets of Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	91	304	554	1,272
CLASS R6 SHARES ($)	81	278	517	1,205

For Class R2, Class R3 and R4 Shares

The tables below replace the corresponding tables on page 1 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R3	Class R4
Management Fees[1]	0.85%	0.85%	0.85%
Distribution (Rule 12b-1) Fees	0.50	0.25	NONE
Other Expenses	0.41	0.41	0.41
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[2]	0.16	0.16	0.16
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses[1]	1.77	1.52	1.27
Fee Waivers and Expense Reimbursement[3]	(0.23)	(0.23)	(0.23)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[3]	1.54	1.29	1.04

1	As of May, 2016, the Fund’s advisory fee was reduced, therefore, the Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the current fee.

2	“Remainder of Other Expenses” are based on estimated amounts for the current fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.54%, 1.29% and 1.04% of the average daily net assets of Class R2, Class R3 and Class R4 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	157	511	915	2,045
CLASS R3 SHARES ($)	131	434	784	1,772
CLASS R4 SHARES ($)	106	356	652	1,492

JPMORGAN GLOBAL UNCONSTRAINED EQUITY FUND

For the Class A, Class C and Class I Shares:

The tables below replace the corresponding tables on pages 26-27 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.70%	0.70%	0.70%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.84	10.27	4.63
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.59	10.02	4.38
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.80	11.73	5.34
Fee Waivers and Expense Reimbursements[2]	(0.80)	(10.23)	(4.59)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.00	1.50	0.75

1	“Remainder of Other Expense” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Shareholder Service Fees” effective 4/3/17.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.00%, 1.50% and 0.75% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	622	910	1,303	2,401
CLASS C SHARES ($)	253	1,525	3,714	8,020
CLASS I SHARES ($)	77	736	1,889	4,737

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	622	910	1,303	2,401
CLASS C SHARES ($)	153	1,525	3,714	8,020
CLASS I SHARES ($)	77	736	1,889	4,737

For Class R2, Class R5 and R6 Shares

The tables below replace the corresponding tables on page 16 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.70%	0.70%	0.70%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	12.26	12.12	12.05
Shareholder Service Fees	0.25	0.10 *	NONE
Remainder of Other Expenses	12.01	12.02	12.05
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	13.47	12.83	12.76
Fee Waivers and Expense Reimbursements[1]	(12.17)	(12.18)	(12.21)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.30	0.65	0.55

*	Effective 4/3/17, the “Shareholder Service Fees” for Class R5 Shares increased to 0.10%.

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.30%, 0.65% and 0.55% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	132	1,657	4,089	8,579
CLASS R5 SHARES ($)	66	1,478	3,856	8,350
CLASS R6 SHARES ($)	56	1,453	3,826	8,322

JPMORGAN INTERNATIONAL EQUITY FUND

For the Class A, Class C and Class I Shares:

The tables below replace the corresponding tables on page 36 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees[1]	0.70%	0.70%	0.70%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.38	0.39	0.37
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[2]	0.13	0.14	0.12

Total Annual Fund Operating Expenses[1]	1.33	1.84	1.07
Fee Waivers and Expense Reimbursements[3]	(0.38)	(0.39)	(0.37)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[3]	0.95	1.45	0.70

1	As of November 1, 2016, the Fund’s advisory fee was reduced, therefore, the Management Fees and Total Annual Fund Operating Expenses have been restated to effect the current fee.

2	“Remainder of Other Expense” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Shareholder Service Fees” effective 4/3/17.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.95%, 1.45% and 0.70% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	617	851	1,145	1,978
CLASS C SHARES ($)	248	501	921	2,093
CLASS I SHARES ($)	72	265	516	1,237

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	617	851	1,145	1,978
CLASS C SHARES ($)	148	501	921	2,093
CLASS I SHARES ($)	72	265	516	1,237

For the Class R2, Class R5 and Class R6 Shares:

The tables below replace the corresponding tables on page 27 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5		Class R6
Management Fees[1]	0.70%	0.70%		0.70%
Distribution (Rule 12b-1) Fees	0.50	NONE		NONE
Other Expenses	0.41	0.22		0.11
Shareholder Service Fees	0.25	0.10	*	NONE
Remainder of Other Expenses	0.16	0.12	[2]	0.11

Total Annual Fund Operating Expenses[1]	1.61	0.92		0.81
Fee Waivers and Expense Reimbursements[3]	0.36	0.32		0.31

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[3]	1.25	0.60		0.50

*	Effective 4/3/17, the “Shareholder Service Fees” for Class R5 Shares increased to 0.10%.

1	As of May 20, 2016, the Fund’s advisory fee was reduced, therefore, the Management Fees and Total Annual Fund Operating Expenses have been restated to effect the current fee.

2	“Remainder of Other Expense” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Shareholder Service Fees” effective 4/3/17.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.25%, 0.60% and 0.50% of the average daily net assets of Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	127	436	806	1,848
CLASS R5 SHARES ($)	61	228	445	1,071
CLASS R6 SHARES ($)	51	195	387	942

JPMORGAN INTERNATIONAL EQUITY INCOME FUND

For the Class A, Class C and Class I Shares:

The tables below replace the corresponding tables on pages 41-42 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.70%	0.70%	0.70%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.57	0.59	0.57
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.32	0.34	0.32

Acquired Fund Fees and Expenses	0.01	0.01	0.01
Total Annual Fund Operating Expenses[1]	1.53	2.05	1.28
Fee Waivers and Expense Reimbursements[2]	(0.58)	(0.60)	(0.58)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.95	1.45	0.70

1	“Remainder of Other Expense” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Shareholder Service Fees” effective 4/3/17.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.95%, 1.45% and 0.70% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	617	872	1,208	2,156
CLASS C SHARES ($)	248	523	989	2,280
CLASS I SHARES ($)	72	288	588	1,440

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	617	872	1,208	2,156
CLASS C SHARES ($)	148	523	989	2,280
CLASS I SHARES ($)	72	288	588	1,440

For the Class R2, Class R5 and Class R6 Shares:

The tables below replace the corresponding tables on page 32 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2		Class R5		Class R6
Management Fees	0.70%		0.70%		0.70%
Distribution (Rule 12b-1) Fees	0.50		NONE		NONE
Other Expenses	1.05		0.64		2.36
Shareholder Service Fees	0.25		0.10	*	NONE
Remainder of Other Expenses	0.80	[1]	0.54		2.36
Acquired Fund Fees and Expenses	0.01		0.01		0.01

Total Annual Fund Operating Expenses	2.26		1.35		3.07
Fee Waivers and Expense Reimbursements[2]	1.01		0.75		2.57

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.25		0.60		0.50

*	Effective 4/3/17, the “Shareholder Service Fees” for Class R5 Shares increased to 0.10%.

1	“Remainder of Other Expense” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Shareholder Service Fees” effective 4/3/17.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.25%, 0.60% and 0.50% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	127	506	1,020	2,432
CLASS R5 SHARES ($)	61	275	591	1,489
CLASS R6 SHARES ($)	51	443	1,140	3,003

JPMORGAN INTERNATIONAL UNCONSTRAINED EQUITY FUND

For the Class A, Class C and Class I Shares:

The tables below replace the corresponding tables on pages 55-56 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.70%	0.70%	0.70%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.61	0.64	0.61
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.36	0.39	0.36
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.57	2.10	1.32
Fee Waivers and Expense Reimbursements[2]	(0.57)	(0.60)	(0.57)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.00	1.50	0.75

1	“Remainder of Other Expense” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Shareholder Service Fees” effective 4/3/17.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.00%, 1.50% and 0.75% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	622	886	1,230	2,200
CLASS C SHARES ($)	253	539	1,015	2,333
CLASS I SHARES ($)	77	303	611	1,487

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	622	886	1,230	2,200
CLASS C SHARES ($)	153	539	1,015	2,333
CLASS I SHARES ($)	77	303	611	1,487

For the Class R2, Class R5 and Class R6 Shares:

The tables below replace the corresponding tables on page 46 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.70%	0.70%	0.70%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	3.17	2.94	0.32
Shareholder Service Fees	0.25	0.10 *	NONE
Remainder of Other Expenses	2.92	2.84	0.32
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	4.38	3.65	1.03
Fee Waivers and Expense Reimbursements[1]	(3.08)	(3.00)	(0.48)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.30	0.65	0.55

*	Effective 4/3/17, the “Shareholder Service Fees” for Class R5 Shares increased to 0.10%.

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.30%, 0.65% and 0.55% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	132	742	1,696	4,133
CLASS R5 SHARES ($)	66	536	1,352	3,492
CLASS R6 SHARES ($)	56	230	473	1,170

JPMORGAN INTERNATIONAL VALUE FUND

For the Class A, Class C and Class I Shares:

The tables below replace the corresponding tables on page 60 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.60%	0.60%	0.60%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.38	0.39	0.38
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.13	0.14	0.13

Total Annual Fund Operating Expenses	1.23	1.74	0.98
Fee Waivers and Expense Reimbursements[2]	(0.23)	(0.24)	(0.23)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.00	1.50	0.75

1	“Remainder of Other Expense” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Shareholder Service Fees” effective 4/3/17.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.00%, 1.50% and 0.75% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	622	851	1,122	1,896
CLASS C SHARES ($)	253	500	898	2,011
CLASS I SHARES ($)	77	265	496	1,158

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	622	851	1,122	1,896
CLASS C SHARES ($)	153	500	898	2,011
CLASS I SHARES ($)	77	265	496	1,158

For the Class R2, Class R5 and Class R6 Shares:

The tables below replace the corresponding tables on page 51 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5		Class R6
Management Fees	0.60%	0.60%		0.60%
Distribution (Rule 12b-1) Fees	0.50	NONE		NONE
Other Expenses	0.44	0.23		0.13
Shareholder Service Fees	0.25	0.10	*	NONE
Remainder of Other Expenses	0.19 [2]	0.13	[1]	0.13

Total Annual Fund Operating Expenses	1.54	0.83		0.73
Fee Waivers and Expense Reimbursements[3]	(0.24)	(0.18)		(0.18)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[3]	1.30	0.65		0.55

*	Effective 4/3/17, the “Shareholder Service Fees” for Class R5 Shares increased to 0.10%.

1	“Remainder of Other Expense” has been calculated based on the estimated amounts for the current year.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Shareholder Service Fees” effective 4/3/17.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.30%, 0.65% and 0.55% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	132	438	793	1,792
CLASS R5 SHARES ($)	66	228	424	991
CLASS R6 SHARES ($)	56	196	370	872

JPMORGAN INTREPID EUROPEAN FUND

For the Class A, Class C and Class I Shares:

The tables below replace the corresponding tables on pages 68-69 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.41	0.41	0.39
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.16	0.16	0.14

Acquired Fund Fees and Expenses	0.01	0.01	0.01
Total Annual Fund Operating Expenses	1.32	1.82	1.05
Fee Waivers and Expense Reimbursements[2]	(0.08)	(0.08)	(0.06)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.24	1.74	0.99

1	“Remainder of Other Expense” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Shareholder Service Fees” effective 4/3/17.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.24%, 1.74% and 0.99% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	645	906	1,196	2,018
CLASS C SHARES ($)	277	557	970	2,124
CLASS I SHARES ($)	101	322	567	1,271

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	645	906	1,196	2,018
CLASS C SHARES ($)	177	557	970	2,124
CLASS I SHARES ($)	101	322	567	1,271

JPMORGAN INTREPID INTERNATIONAL FUND

For the Class A, Class C and Class I Shares:

The tables below replace the corresponding tables on page 77 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.60%	0.60%	0.60%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.37	0.41	0.37
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.12	0.16	0.12

Total Annual Fund Operating Expenses	1.22	1.76	0.97
Fee Waivers and Expense Reimbursements[2]	(0.22)	(0.26)	(0.22)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.00	1.50	0.75

1	“Remainder of Other Expense” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Shareholder Service Fees” effective 4/3/17.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.00%, 1.50% and 0.75% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	622	850	1,119	1,887
CLASS C SHARES ($)	253	502	904	2,029
CLASS I SHARES ($)	77	264	492	1,148

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	622	850	1,119	1,887
CLASS C SHARES ($)	153	502	904	2,029
CLASS I SHARES ($)	77	264	492	1,148

For the Class R2 and Class R6 Shares:

The tables below replace the corresponding tables on page 56 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R6
Management Fees	0.60%	0.60%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses	0.51	0.12
Shareholder Service Fees	0.25	NONE
Remainder of Other Expenses	0.26 [1]	0.12

Total Annual Fund Operating Expenses	1.61	0.72
Fee Waivers and Expense Reimbursements[2]	(0.31)	(0.17)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.30	0.55

1	“Remainder of Other Expense” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Shareholder Service Fees” effective 4/3/17.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.30% and 0.55% of the average daily net assets of Class R2 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	132	446	816	1,857
CLASS R6 SHARES ($)	56	195	366	862

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE